Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Janus Detroit Street Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Janus Velocity Tail Risk Hedged Large Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Velocity Tail Risk Hedged Large Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Velocity Tail Risk Hedged Large Cap ETF seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the VelocityShares Tail Risk Hedged Large Cap Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover of the Fund was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Janus Capital will seek investment results that correspond generally, before fees and expenses, to the performance of the VelocityShares Tail Risk Hedged Large Cap Index. The Underlying Index is an index comprised of three large capitalization equity ETFs and two volatility related ETFs (the “Underlying Index ETFs”). The Fund will seek to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in Underlying Index ETFs. Under normal circumstances, the Fund intends to invest 85% of its net assets in ETFs that provide exposure to large capitalization securities, and 15% of its net assets to a volatility strategy. The volatility strategy will generally invest in swap agreements or other derivatives instead of investing directly in certain Underlying Index ETFs, as described below.

The Underlying Index and its Allocation
The Underlying Index reflects the performance of a portfolio providing exposure to:

(1)  A large cap equity portfolio, consisting of the three Underlying Index ETFs listed below, which track the Standard & Poor’s 500® Index (the “S&P 500® Index,” with the Underlying Index ETFs tracking the S&P 500® Index being the “Underlying Large Cap ETFs”); and

(2)  A volatility strategy to hedge “tail risk” events (which are market events that occur rarely but may result in severe negative market performance when they do occur) in the S&P 500® Index, consisting of the two Underlying Index ETFs listed below which utilize futures contracts, swap agreements, and other financial investments to gain leveraged or inverse positions on the S&P 500 VIX Short-Term Futures Index (the “Short-Term VIX Futures” with such Underlying Index ETFs being the “Underlying Volatility ETFs”). The “VIX” refers to the Chicago Board Options Exchange, Incorporated Volatility Index. The VIX is designed to measure the market’s expectation of 30-day volatility in the S&P 500. The Short-Term VIX Futures measures the movements of a combination of VIX futures contracts and is designed to track changes in the expected volatility of the S&P 500 one month in the future. In other words, the volatility strategy seeks to hedge against “tail risk” events, to the extent such events and/or the market reaction to such events are reflected in the prices of VIX futures.

The Underlying Index consists of an 85% allocation to the Underlying Large Cap ETFs (split evenly between each Underlying Large Cap ETF) and a 15% allocation to the Underlying Volatility ETFs (such allocation being the “Volatility Component”). The Underlying Index is rebalanced monthly to reset the allocations to the Underlying Large Cap ETFs and the Volatility Component to 85% and 15%, respectively. The Underlying Index’s allocation between Underlying Index ETFs is designed to reflect the performance of the S&P 500® Index while also providing a hedging exposure against “tail risk” events on the S&P 500® Index.

The Underlying Index ETFs included in the Underlying Index and their investment exposure are set forth below:

Underlying Index ETFs

Name	Investment Adviser	Ticker Symbol	Underlying Index	Investment exposure (before fees and expenses)
Underlying Large Cap ETFs
SPDR S&P 500 ETF Trust	PDR Services, LLC, as Sponsor of the Trust (“Sponsor”), and State Street Bank and Trust Company, as Trustee of the Trust (“Trustee”)	SPY	S&P 500® Index	Tracking of S&P 500® Index
Vanguard S&P 500 ETF	The Vanguard Group, Inc.	VOO	S&P 500® Index	Tracking of S&P 500® Index
iShares Core S&P 500 ETF	BlackRock Fund Advisors	IVV	S&P 500® Index	Tracking of S&P 500® Index
Underlying Volatility ETFs
Ultra VIX Short-Term Futures ETF (the “Ultra Fund”)	ProShare Capital Management LLC	UVXY	S&P 500 VIX Short-Term Futures Index	Twice the return of Short-Term VIX Futures on a daily basis
Short VIX Short-Term Futures ETF (the “Short Fund”)	ProShare Capital Management LLC	SVXY	S&P 500 VIX Short-Term Futures Index	Inverse of the return of Short-Term VIX Futures on a daily basis

The Underlying Index allocates the Volatility Component to a target weight between the Underlying Volatility ETFs as follows:

Index	Target Allocation	Target Net Allocation
VelocityShares Tail Risk Hedged Large Cap Index	45% (Ultra Fund, with 2x exposure), 55% (Short Fund, with -1x exposure)	35% long

The Volatility Component portion of the Underlying Index is rebalanced in a gradual manner over each quarter to preserve this allocation. This allocation results in a target net 35% long exposure to the Short-Term VIX Futures, although market movement in VIX futures will result in allocations on any given day that differ, sometimes significantly from the target exposure, including the potential for net short exposure. The Volatility Component is structured in a manner intended to benefit from significant, sustained movements, over multiple trading days, in either direction by Short-Term VIX Futures, but will likely benefit more from a multi-day significant, sustained upward movement than a multi-day significant, sustained downward movement.

The Underlying Volatility ETFs are not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The Underlying Volatility ETFs are sponsored by a registered commodity pool operator and advised by a registered commodity trading adviser.

How the Fund Attempts to Replicate the Underlying Index
The Fund will attempt to correspond generally, before fees and expenses, to the performance of the Underlying Index by investing under normal circumstances in (a) shares of the Underlying Large Cap ETFs and (b) one or more swaps designed to replicate the performance of the volatility component directly by reference to closing prices of the underlying VIX futures. The Fund could also elect to trade VIX futures directly, although the Fund does not expect to use such instruments under normal circumstances. The Fund may also invest directly in shares of the Underlying Volatility ETFs, though it does not currently intend to do so. While the Underlying Volatility ETFs utilize futures contracts, swap agreements and other financial instruments, the Fund’s only direct use of such instruments will be solely as described in (b) above.

The Fund is classified as nondiversified, which allows it to hold larger positions in a smaller number of securities, compared to a fund that is classified as diversified. Although the Fund is classified as nondiversified, the underlying equity ETFs in which the Fund invests (which typically represent 85% of the Fund’s net assets) are classified as diversified.

The Underlying Index is compiled and administered by Janus Index & Calculation Services LLC (“Janus Index Services” or the “Index Provider”). Janus Index Services is affiliated with the Fund and Janus Capital.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money. The principal risks and special considerations associated with investing in the Fund are set forth below.

Fund of Funds Risk.  The Fund pursues its investment objective by investing its assets in the Underlying Large Cap ETFs and swaps linked to the performance of the Underlying Volatility ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund’s investment performance thus depends on the investment performance of the Underlying Index ETFs in which it invests. An investment in the Fund therefore is subject to the risks associated with the Underlying Index ETFs that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees of the Underlying Index ETFs in which it invests.

Underlying Index ETFs Risks.  Investment in the Underlying Index ETFs may subject the Fund to the following risks: Market Risk; Stock Market Risk; Equity Investing Risk; Investment Style Risk; Non-Correlation Risk; and Large Capitalization Company Risk. The Fund may also be subject to certain other risks specific to the Underlying Volatility ETFs which are set forth below.

Market Risk.  The Fund’s investment in an Underlying Index ETF involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Stock Market Risk.  Stock prices overall may decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Underlying Index has a large exposure to the large capitalization sector of the stock market and an exposure to a volatility strategy, therefore at times the Fund may underperform the overall stock market.

Equity Investing Risk.  The Fund’s investment in the Underlying Index ETFs involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Investment Style Risk.  Returns from large-capitalization stocks may trail returns from the overall stock market. Large-cap stocks may go through cycles of doing better or worse than other segments of the stock market or the stock market in general. These cycles may continue for extended periods of time. In addition, the Volatility Component may not be successful in hedging against market volatility at any time.

Early Close/Trading Halt Risk.  An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Provider Risk.  The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Underlying Index, as published by the Index Provider. There is no assurance that the Index Provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Underlying Index is designed to achieve, the Index Provider generally does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in such index, and it generally does not guarantee that the Underlying Index will be in line with its methodology. Errors made by the Index Provider with respect to the quality, accuracy and completeness of the data within the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, if at all. Therefore, gains, losses or costs associated with Index Provider errors will generally be borne by the Fund and its shareholders.

Methodology and Model Risk.  Neither the Fund nor Janus Capital can offer assurances that tracking the Underlying Index will reflect the performance of the S&P 500® Index while also providing a hedging exposure against “tail risk” events on the S&P 500® Index, or be appropriate for every investor seeking a particular risk profile. Underlying Index risks include, but are not limited to, the risk that the factors used to determine the components of the Underlying Index, as applied in accordance with the Underlying Index methodology, might not select investments that individually, or in the aggregate, reflect the performance of the S&P 500® Index while also providing a hedging exposure against “tail risk” events on the S&P 500® Index.

Passive Investment Risk.  The Fund is not actively managed and therefore, the Fund will not sell or dispose an investment due to current or projected underperformance. Portfolio investments will be disposed of when required upon the rebalancing of the Underlying Index or if the investment is removed from the Underlying Index.

Non-Correlation Risk.  The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s Underlying ETF holdings (and swaps or other instruments designed to provide exposure to the Volatility Component) to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies. Finally, the Fund intends to obtain exposure to the Volatility Component through swaps or other derivative instruments rather than holding shares of the Underlying Volatility ETFs directly, and thus the Fund may experience additional tracking error if the return of such derivatives differs from that of the Underlying Volatility ETFs.

Due to legal and regulatory rules and limitations, the Fund may be limited in its ability to invest in all securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Large Capitalization Company Risk.  The large capitalization companies in which the Underlying Index ETFs may invest may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an Underlying Index ETF’s value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.

Swap Risk.  The Fund expects to use cleared and over-the-counter (“OTC”) swap agreements in addition to other derivatives to obtain exposure to the Underlying Volatility ETFs and/or the VIX Short-Term Futures Index as a means to achieve its investment objective. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a bank, dealer or financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

If the Volatility Component has a dramatic intraday move in value that would cause a material decline in the Fund’s NAV, the terms of the swap may permit the counterparty to immediately close out the transaction with the Fund. In that event, it may not be possible for the Fund to enter into another swap agreement or to invest in other instruments necessary to achieve the desired exposure to the Underlying Volatility ETFs consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the value of the Fund’s benchmark reverses all or part of its intraday move by the end of the day.

The Fund may be charged a fee by the counterparty or clearinghouse in connection with entering into a swap transaction. Similar to other portfolio transaction fees, the cost of investing in swaps is an indirect expense of the Fund that is not included in the Fee Table.

Compounding Risk.  Each of the Underlying Volatility ETFs has an investment objective to match (before fees and expenses) a multiple (i.e., 2x in the case of the Ultra Fund) or the inverse (i.e., -1x in the case of the Short Fund) of the performance of the Short-Term VIX Futures on a given day. Each Underlying Volatility ETF seeks investment results for a single day only, and not for any other period. The return of an Underlying Volatility ETF for a period longer than a day is the result of its return for each day compounded over the period and usually will differ from twice (2x) or the inverse (-1x) of the return of the Fund’s index for the period. An Underlying Volatility ETF will lose money if the Short-Term VIX Futures performance is flat over time, and it is possible for an Underlying Volatility ETF to lose money over time even if the Short-Term VIX Futures’ performance increases (or decreases in the case of the Short Fund), as a result of daily rebalancing, the Short-Term VIX Futures’ volatility and compounding. Longer holding periods, higher index volatility and greater leverage each affect the impact of compounding on an Underlying Volatility ETF’s returns. Daily compounding of an Underlying Volatility ETF’s investment returns can dramatically and adversely affect its longer-term performance during periods of high volatility. Volatility may be at least as important to an Underlying Volatility ETF’s return for a period as the return of the Short-Term VIX Futures. The Underlying Volatility ETFs are not appropriate for direct investments for all investors and present different risks than most mutual funds.

However, the Fund’s exposures to the performance of the Underlying Volatility ETFs are part of a hedging strategy intended to reduce the risk of substantial declines in the S&P 500 due to a tail event or “increased volatility”. The Fund’s exposures to the performance of the Underlying Volatility ETFs (i) only represent up to 20% of the Fund’s portfolio, (ii) are comprised of partially offsetting holdings of leveraged and inverse positions on the Short-Term VIX Futures with a target net allocation of a 35% long position designed to minimize the effects of compounding in either a positive or negative direction, and (iii) are frequently rebalanced in a gradual manner to generally maintain a 15% allocation to the Volatility Component and the target net allocation of the Volatility Component’s overall exposure. Therefore, in the context of the Fund’s overall portfolio, the Fund’s investments in the Underlying Volatility ETFs present significantly different risks to an investor than a direct investment in an Underlying Volatility ETF.

Risk of Leveraged and Inverse Investment.  The Ultra Fund utilizes leverage and the Short Fund utilizes inverse positions with respect to their respective indices. Accordingly, a substantial movement in the underlying index of an Underlying Volatility ETF in the opposite direction of the Underlying Volatility ETF’s position (e.g., a downward movement with respect to a leveraged position and an upward movement with respect to an inverse position) may result in a substantial loss of the Fund’s investment exposure to such Underlying Volatility ETF, up to the complete amount of the Fund’s investment. While the Fund’s exposures to Underlying Volatility ETFs and/or the Short-Term VIX Futures directly, are intended to balance each other out to an extent (as one Underlying Volatility ETF and/or swap entered into by the Fund takes a leveraged position with respect to the Short-Term VIX Futures while the other takes a short position), there is no guarantee that the offsetting positions of the Fund’s swaps and/or the Underlying Volatility ETFs will prevent the Fund from suffering losses. While the Underlying Index’s, and thus the Fund’s, target net allocation to the Short-Term VIX Futures is 35% long (and the Volatility Component is regularly rebalanced to preserve this target net allocation), the Fund’s net exposure to volatility will vary on any given day, sometimes significantly from the target net allocation, and could result in a net short position due to daily decreases in VIX Futures prices. In such circumstances, the Fund could experience losses in its exposure to Underlying Volatility ETFs in the event of any increase in the underlying index of the Underlying Volatility ETF.

Liquidity Risk.  Market illiquidity may cause losses for the swaps entered into by the Fund and/or the Underlying Volatility ETFs. The large size of the positions which the Underlying Volatility ETFs may acquire increases the risk of illiquidity by both making their positions more difficult to liquidate and increasing the losses incurred while trying to do so. Any type of disruption or illiquidity will potentially be exacerbated due to the fact that the Underlying Volatility ETFs will typically invest in financial instruments related to one benchmark (the Short-Term VIX Futures), which in many cases is highly concentrated. The swaps entered into by the Fund on the Underlying Volatility ETFs and/or the Short-Term VIX Futures directly may reflect these risks as well.

Nondiversification Risk.  The Fund is classified as nondiversified under the 1940 Act. This gives the Fund more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value (“NAV”) and total return.

Cash Redemption Risk.  Because the Fund invests a portion of its assets in swaps, the Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used.

Fluctuation of NAV.  The NAV of the shares of an Underlying Index ETF will generally fluctuate with changes in the market value of the Underlying Index ETF’s portfolio. The market prices of the Underlying Index ETF shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, the Underlying Index ETF shares on the applicable listing exchange. The Underlying Index ETF shares may thus trade below, at or above their NAV. If the Fund purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the Fund may sustain losses. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Underlying Index ETF shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks and/or financial instruments individually or in the aggregate at any point in time by an Underlying Index ETF.

Trading Issues Risk.  Although Fund shares are listed for trading on the NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that an active trading market for such shares will develop or be maintained. The lack of an active market for Fund shares, as well as periods of high volatility, disruptions in the creation/redemption process, or factors affecting the liquidity of the underlying securities held by the Fund, such as an underlying security trading on a foreign exchange that is closed when the NYSE Arca is open, may result in the Fund’s shares trading at a premium or discount to NAV. If an investor purchases shares at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the investor may sustain losses.

Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Fund shares inadvisable. In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the Fund’s listing will continue to be met or will remain unchanged. During a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.

Authorized Participant Risk.  The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, shares may trade like closed-end fund shares at a premium or a discount to NAV and possibly face delisting.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is classified as nondiversified under the 1940 Act. This gives the Fund more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value (“NAV”) and total return.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The Fund commenced operations on July 18, 2016, after the reorganization of Janus Velocity Tail Risk Hedged Large Cap ETF, the Fund’s predecessor fund (“Predecessor Fund”), into the Fund. The performance shown prior to July 18, 2016, reflects the historical performance of the Predecessor Fund prior to the reorganization, calculated using the fees and expenses of the Predecessor Fund. If the Fund had been available during periods prior to July 18, 2016, the performance shown may have been different. The Fund has adopted the financial statements of the Predecessor Fund.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s and Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and the index the Fund seeks to track. The indices are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-800-668-0434
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s and Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and the index the Fund seeks to track. The indices are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-668-0434
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Janus Velocity Tail Risk Hedged Large Cap ETF Annual Total Returns (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4th Quarter 2017 5.31% Worst Quarter: 3rd Quarter 2015 –4.15%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/17)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Predecessor Fund for the periods prior to July 18, 2016. If the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/performance or by calling 1-800-668-0434
Janus Velocity Tail Risk Hedged Large Cap ETF | Janus Velocity Tail Risk Hedged Large Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Janus Velocity Tail Risk Hedged Large Cap ETF
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Janus Velocity Tail Risk Hedged Large Cap ETF
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	$ 883
2014	rr_AnnualReturn2014	6.19%
2015	rr_AnnualReturn2015	(4.24%)
2016	rr_AnnualReturn2016	4.35%
2017	rr_AnnualReturn2017	13.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.15%)
Janus Velocity Tail Risk Hedged Large Cap ETF | Return Before Taxes | Janus Velocity Tail Risk Hedged Large Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Janus Velocity Tail Risk Hedged Large Cap ETF
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.54%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2013
Janus Velocity Tail Risk Hedged Large Cap ETF | Return After Taxes on Distributions | Janus Velocity Tail Risk Hedged Large Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Janus Velocity Tail Risk Hedged Large Cap ETF
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.02%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	6.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2013
Janus Velocity Tail Risk Hedged Large Cap ETF | Return After Taxes on Distributions and Sale of Predecessor Fund Shares | Janus Velocity Tail Risk Hedged Large Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Janus Velocity Tail Risk Hedged Large Cap ETF
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Predecessor Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.65%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	5.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2013
Janus Velocity Tail Risk Hedged Large Cap ETF | VelocityShares Tail Risk Hedged Large Cap Index (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	VelocityShares Tail Risk Hedged Large Cap Index	[2]
1 Year	rr_AverageAnnualReturnYear01	14.19%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	7.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2013
Janus Velocity Tail Risk Hedged Large Cap ETF | S&P 500® Index (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	14.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2013

[1]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.